Offtake Prepayment - Schedule of Offtake Prepayment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 9)	$ 15,000,000	$ 15,000,000
Bank Guarantee [Member]
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 9)	$ 15,000,000	$ 15,000,000